Private Placement (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 15, 2021
Private Placement (Details) [Line Items]
Price of per private unit		$ 0.08		$ 0.3301
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate amount	21,000
Price per share	$ 10
Aggregate purchase price	$ 210,000
Additional purchased units	21,000
Price of per private unit	$ 10
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate amount		240,000	240,000
Price per share			$ 10
Aggregate purchase price		$ 2,400,000	$ 2,400,000
Price of per private unit		$ 10